Annual Total Returns[BarChart] - ProShares Ultra Russell2000 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.23%)	30.56%	87.00%	6.04%	(11.99%)	40.72%	27.05%	(25.75%)	48.48%	16.52%